Taxation (Details Narrative) - CAD	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
MajorComponentsOfTaxExpenseIncomeAbstractLineItems [Line Items]
Resource tax pools	CAD 4,334,000	CAD 4,358,000
Domestic tax rate	26.00%	26.00%	26.00%
Effective tax rate		0.00%	0.00%
Canada [Member]
MajorComponentsOfTaxExpenseIncomeAbstractLineItems [Line Items]
Unused non-capital loss carry forwards	CAD 5,441,000	CAD 5,236,000
United States [Member]
MajorComponentsOfTaxExpenseIncomeAbstractLineItems [Line Items]
Unused non-capital loss carry forwards	CAD 48,000	CAD 46,000